Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,394,295	$ 2,223,551
CITs Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,197,505	1,034,763
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	907,275	799,667
Mutual Funds | Quoted Prices in Active Markets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	907,275	799,667
Mutual Funds | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual Funds | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Paychex Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	171,534	231,016
Paychex Common Stock | Quoted Prices in Active Markets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	171,534	231,016
Paychex Common Stock | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Paychex Common Stock | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
CITs Measured at Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	113,678	153,615
CITs Measured at Fair Value | Quoted Prices in Active Markets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
CITs Measured at Fair Value | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	113,678	153,615
CITs Measured at Fair Value | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Annuity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,303	4,490
Annuity Fund | Quoted Prices in Active Markets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Annuity Fund | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,303	4,490
Annuity Fund | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0